U. S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form 24f-2
             Annual Notice of Securities Sold Pursuant to Rule 24f-2

1.       Name and Address of Issuer:
Transamerica Investors, Inc.
1150 South Olive Street
Los Angeles, CA  90015

2. Name of each series or class of funds for which this notice is filed (if the Form is being fied for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.   Investment Company Act File Number 811-9010 Securities Act File Number
     33-90888

4a.  Last day of fiscal year for which this notice is filed: 12/31/02

4b. Check box if this notice is being filed late (more than 90 calendar days after the end of issuer's fiscal year)

4c.  Check box if this is the last time the issuer will be filing this Form

5.   Calculation of registration fee:
(i)  Aggregate sale price of securities sold during the fiscal year pursuant to
     Section 24(f): $715,820,197

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $728,693,090

(iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending $94,143,451 no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

(iv) Total   available   redemption   credits   (add  Items  5(ii)  and  5(iii):
     $822,836,541

(v) Net sales - If Item 5(i) is greater than Item 5(iv), subtract Item 5(iv) from Item 5(i): $0

(vi) Redemption credits available for use in future years - If Item 5(i) is less than Item $107,016,344 5(iv), subtract Item 5(iv) from Item 5(i):

(vii) Multiplier for determining registration fee: .0000809

(viii) Registration fee due (multiply Item 5(v) by Item 5(vii) - (enter "0" if no fee is due): $0

6.   Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 243-2 as in effect before (effective date of rescission of rule 24e-2), then report the amount of securities (number of shares or other units) deducted here:

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7. Interest due - If this Form is being filed more than 90 days after the end of the $0 issuer's fiscal year:

8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus $0 line 7):

9. Date the registration fee and any interest payment was sent to the Commission's lock-box depository:

         Method of Delivery:
         [] Wire Transfer
         [  ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                  TRANSAMERICA INVESTORS, INC.

                  By:      /s/Lake Setzler
                         Lake Setzler
                         Treasurer




DATE: March 19, 2003